Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [Line Items]
Litigation provisions	€ 67	€ 65
Provisions	98	83
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	7	9
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 24	€ 9